INTANGIBLE ASSETS, NET - Amortization amount of intangible asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
2026	$ 2,027
2027	2,027
2028	2,027
2029	2,027
2030 and thereafter	1,953
Intangible assets, net	$ 10,061	$ 20,713